Preferred and Common Stock, Series A and B Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands		2 Months Ended	6 Months Ended	10 Months Ended		12 Months Ended
	Jan. 06, 2016 USD ($) shares	Mar. 11, 2016 shares	Jun. 30, 2015 $ / shares shares	Oct. 27, 2015 $ / shares shares	Oct. 29, 2010 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	Sep. 17, 2010 shares
Preferred Stock
Preferred stock - par value | $ / shares						$ 0.0001	$ 0.0001
Common Stock
Amount paid upon redemption | $						$ 0	$ 2,500	$ 4,000
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted		3,000
Preferred Stock, Voting Rights						The preferred stock did not have any voting rights.
Preferred Stock
Preferred stock shares issued										3,000
Preferred stock shares outstanding						0	0
Series B Convertible Preferred Stock
Conversion of Stock, Shares converted			162	378
Preferred Stock, Voting Rights						The preferred stock did not have any voting rights.
Preferred Stock
Conversion ratio			0.0027	0.0019
Preferred stock shares issued					540
Preferred stock - par value | $ / shares			$ 10	$ 10
Preferred stock shares outstanding						0	0	0
Redeemable Convertible Preferred Stock
Preferred stock - dividend rate percentage					2.00%
Percentage of outstanding preferred stock mandatorily converted			30.00%	70.00%
Common Stock
Shares redeemed							16,667	26,667
Conversion of Stock, Shares issued		80,000	4,320	7,200					53,333
Puttable Common Stock
Shares redeemed	6,667						16,667	26,667
Common Stock
Amount paid upon redemption | $	$ 1,000						$ 2,500	$ 4,000